Revenue Recognition - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 02, 2022	Mar. 27, 2021	Jan. 01, 2022	Dec. 26, 2020	Dec. 28, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 229,520	$ 152,824	$ 750,150	$ 548,973	$ 565,292
Eliminations
Disaggregation of Revenue [Line Items]
Revenue	(13,650)	(6,270)	(33,373)	(16,636)	(11,020)
Janus North America | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue	225,256	146,534	714,944	520,119	532,769
Janus North America | Operating Segments | Self Storage-New Construction
Disaggregation of Revenue [Line Items]
Revenue	75,709	48,701	235,361	246,547	279,890
Janus North America | Operating Segments | Self Storage-R3
Disaggregation of Revenue [Line Items]
Revenue	61,572	39,331	220,949	132,283	126,598
Janus North America | Operating Segments | Commercial and Others
Disaggregation of Revenue [Line Items]
Revenue	87,975	58,502	258,634	141,289	126,281
Janus North America | Operating Segments | Goods transferred at a point in time
Disaggregation of Revenue [Line Items]
Revenue	200,157	120,893	615,020	430,585	442,499
Janus North America | Operating Segments | Services transferred over time
Disaggregation of Revenue [Line Items]
Revenue	25,099	25,641	99,924	89,534	90,270
Janus International | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue	17,914	12,560	68,579	45,490	43,543
Janus International | Operating Segments | Self Storage-New Construction
Disaggregation of Revenue [Line Items]
Revenue	11,897	8,901	51,723	25,509	28,723
Janus International | Operating Segments | Self Storage-R3
Disaggregation of Revenue [Line Items]
Revenue	6,017	3,659	16,856	19,981	14,820
Janus International | Operating Segments | Commercial and Others
Disaggregation of Revenue [Line Items]
Revenue			0	0	0
Janus International | Operating Segments | Goods transferred at a point in time
Disaggregation of Revenue [Line Items]
Revenue	10,798	7,073	38,490	25,509	28,592
Janus International | Operating Segments | Services transferred over time
Disaggregation of Revenue [Line Items]
Revenue	$ 7,116	$ 5,487	$ 30,089	$ 19,981	$ 14,951